Fair Value (Details) - Schedule of Estimated Fair Values - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Level 3 [Member] | Notes Receivable From Affiliate [Member]
Fair Value (Details) - Schedule of Estimated Fair Values [Line Items]
Carrying Value	$ 15,000	$ 15,000
Estimated Fair Value	15,000	15,000
Level 3 [Member] | Warrants liabilities [Member]
Fair Value (Details) - Schedule of Estimated Fair Values [Line Items]
Carrying Value	17	28
Estimated Fair Value	17	28
Level 3 [Member] | Line of Credit [Member]
Fair Value (Details) - Schedule of Estimated Fair Values [Line Items]
Carrying Value	2,528	1,158
Estimated Fair Value	2,435	1,114
Level 2 [Member] | Long-term Debt [Member]
Fair Value (Details) - Schedule of Estimated Fair Values [Line Items]
Carrying Value	1,378	1,673
Estimated Fair Value	1,334	1,624
Level 2 [Member] | Line of Credit [Member]
Fair Value (Details) - Schedule of Estimated Fair Values [Line Items]
Carrying Value	4,802	4,898
Estimated Fair Value	$ 4,802	$ 4,898